Share-based payments - Cash settled, Directors (Details)	12 Months Ended
	Dec. 31, 2025 ZAR (R) shares R / shares	Dec. 31, 2024 ZAR (R) shares	Dec. 31, 2023 ZAR (R)
Share-based payments
Cash proceeds from instruments exercised | R	R 649,000,000	R 751,000,000	R 637,000,000
Sibanye Stillwater Minimum Shareholding Requirement Plan | Richard Stewart
Share-based payments
Outstanding at beginning of the year (in shares)	1,188,497
Granted during the year (in shares)	719,936
Instruments exercised (in shares)	366,149
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 30.74
Cash proceeds from instruments exercised | R	R 11,254,733
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,542,284	1,188,497
Sibanye Stillwater Minimum Shareholding Requirement Plan | Neal Froneman
Share-based payments
Outstanding at beginning of the year (in shares)	3,292,036
Granted during the year (in shares)	1,866,819
Instruments exercised (in shares)	1,859,822
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 21.81
Cash proceeds from instruments exercised | R	R 40,561,218
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	3,299,033	3,292,036
Sibanye Stillwater Minimum Shareholding Requirement Plan | Charl Keyter
Share-based payments
Outstanding at beginning of the year (in shares)	1,328,571
Granted during the year (in shares)	814,023
Instruments exercised (in shares)	613,731
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 25.17
Cash proceeds from instruments exercised | R	R 15,444,673
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,528,863	1,328,571
Sibanye Stillwater Minimum Shareholding Requirement Plan | Charles Carter
Share-based payments
Outstanding at beginning of the year (in shares)	1,854,900
Granted during the year (in shares)	1,261,772
Instruments exercised (in shares)	459,884
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 40.34
Cash proceeds from instruments exercised | R	R 18,553,217
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	2,656,788	1,854,900
Sibanye Stillwater Minimum Shareholding Requirement Plan | Mika Seitovirta
Share-based payments
Outstanding at beginning of the year (in shares)	982,584
Granted during the year (in shares)	779,712
Instruments exercised (in shares)	263,581
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 44.57
Cash proceeds from instruments exercised | R	R 11,746,482
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,498,715	982,584
Sibanye Stillwater Minimum Shareholding Requirement Plan | Themba Nkosi
Share-based payments
Outstanding at beginning of the year (in shares)	796,552
Granted during the year (in shares)	539,652
Instruments exercised (in shares)	374,938
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 30.56
Cash proceeds from instruments exercised | R	R 11,458,183
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	961,266	796,552
Sibanye Stillwater Minimum Shareholding Requirement Plan | Melanie Naidoo-Vermaak
Share-based payments
Outstanding at beginning of the year (in shares)	305,552
Granted during the year (in shares)	563,930
Instruments exercised (in shares)	98,443
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 49.61
Cash proceeds from instruments exercised | R	R 4,884,171
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	771,039	305,552
Sibanye Stillwater Minimum Shareholding Requirement Plan | Richard Cox
Share-based payments
Outstanding at beginning of the year (in shares)	402,413
Granted during the year (in shares)	416,395
Instruments exercised (in shares)	179,512
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 33.36
Cash proceeds from instruments exercised | R	R 5,987,827
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	639,296	402,413
Sibanye Stillwater Minimum Shareholding Requirement Plan | Laurent Charbonnier
Share-based payments
Outstanding at beginning of the year (in shares)	1,311,129
Granted during the year (in shares)	0
Instruments exercised (in shares)	0
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 0
Cash proceeds from instruments exercised | R	R 0
Instruments forfeited (in shares)	1,311,129
Outstanding at end of the year (in shares)	0	1,311,129
Sibanye Stillwater Minimum Shareholding Requirement Plan | Lerato Legong
Share-based payments
Outstanding at beginning of the year (in shares)	534,569
Granted during the year (in shares)	522,653
Instruments exercised (in shares)	97,108
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 14.29
Cash proceeds from instruments exercised | R	R 1,387,526
Instruments forfeited (in shares)	960,114
Outstanding at end of the year (in shares)	0	534,569
Sibanye Stillwater Minimum Shareholding Requirement Plan | Mdu Bhulose
Share-based payments
Outstanding at beginning of the year (in shares)	0
Granted during the year (in shares)	27,215
Instruments exercised (in shares)	0
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 0
Cash proceeds from instruments exercised | R	R 0
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	27,215	0
Sibanye Stillwater Minimum Shareholding Requirement Plan | Robert van Niekerk
Share-based payments
Outstanding at beginning of the year (in shares)	1,100,374
Granted during the year (in shares)	724,754
Instruments exercised (in shares)	352,134
Average price of instruments exercised (in ZAR in per share ) | R / shares	R 31.91
Cash proceeds from instruments exercised | R	R 11,236,405
Instruments forfeited (in shares)	0
Outstanding at end of the year (in shares)	1,472,994	1,100,374